Explanatory notes to the Consolidated Statements of Cash Flows - Narrative (Details) € in Millions, $ in Millions			12 Months Ended
		Apr. 13, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of other provisions [line items]
Non-cash items			€ 6,285	€ 5,195		€ 2,362
depreciation and amortization			6,797	5,871		2,376
change in deferred taxes			711	654		(42)
Net cash from (used in) operating activities			19,959	18,646		6,241
Consolidated profit from continuing operations			16,779	13,218		2,338	[1]
Change in provisions			1,906	(1,152)		(1,085)
Changes in working capital			(4,481)	1,212		1,300
(Increase)/decrease in inventories			(5,606)	2,201		844
(Increase)/decrease in trade receivables			(1,986)	246		191
Other changes			(1,054)	38		47
Increase/(decrease) in trade payables			4,165	(1,273)		218
Net cash from operating activities - discontinued operations			0	0		1,136
Net cash from (used in) investing activities			10,531	(8,674)		3,899
Investments in property, plant and equipment and intangible assets			8,615	8,687		2,733
Change in amounts payable on property, plant and equipment and intangible assets			399	1,426		217
Net change in receivables from financing activities			1,413	306		(37)
Acquisitions of consolidated subsidiaries and equity method and other investments			(666)	(726)		(276)
Proceeds from disposals of property, plant and equipment and intangible assets			545	295		171
Proceeds from disposal of shares in consolidated companies and of investments in non-consolidated companies			235	161		359
Cash and cash equivalents of FCA at the merger			0	22,514		0
Net cash from/(used in) investing activities - discontinued operations			0	3,115		1,359
Interest paid			937	1,185		88
Interest received			1,201	347		76
Income taxes paid (refund)			2,860	2,170		385
Cash outflow for leases			626	616		178
Payments of lease liabilities, classified as financing activities			568	566		177
Interest paid, classified as financing activities			58	50		1
Net cash from (used in) financing activities			13,167	1,366		(3,116)
Changes in long-term debt			(6,480)	4,106		978
Payments of other equity instruments			(1,350)
Proceeds from issuing other equity instruments			2,231
Proceeds from borrowings			387
Distributions paid to Stellantis shareholders			(3,353)	(4,204)		0
Change in securities			2,069	610		(686)
Purchase of treasury shares	[2]		923
Changes in short-term debt and other financial assets and liabilities			400	846		(529)
Repayments of bonds				1,000
Proceeds from issuance of shares						1,000
Net cash from/(used in) financing activities - discontinued operations			0	0		1,091
Borrowings from banks & Other debt
Disclosure of other provisions [line items]
Repayments of borrowings			(1,448)	(637)
Proceeds from borrowings				309
Euro Medium Term Note Programme
Disclosure of other provisions [line items]
Proceeds from borrowings				3,671
Senior Notes Programme
Disclosure of other provisions [line items]
Proceeds from borrowings				1,770	$ 2,000
Intesa Sanpaolo Credit Facility
Disclosure of other provisions [line items]
Repayments of borrowings			(6,300)
FCA Shareholders
Disclosure of other provisions [line items]
Distributions paid to Stellantis shareholders				(2,897)
Stellantis Shareholders
Disclosure of other provisions [line items]
Distributions paid to Stellantis shareholders		€ (3,300)		(1,000)
Stellantis Shareholders | Faurecia S.E
Disclosure of other provisions [line items]
Distributions paid to Stellantis shareholders				(302)
Treasury shares
Disclosure of other provisions [line items]
Purchase of treasury shares	[2]		923
GAC-Stellantis JV
Disclosure of other provisions [line items]
Acquisitions of consolidated subsidiaries and equity method and other investments				(196)
First Investors Financial Services Group
Disclosure of other provisions [line items]
Acquisitions of consolidated subsidiaries and equity method and other investments				(147)
Capitalised development expenditure
Disclosure of other provisions [line items]
Additions other than through business combinations, intangible assets other than goodwill			3,487
Gross amount
Disclosure of other provisions [line items]
Additions other than through business combinations, intangible assets other than goodwill			4,212	3,891
Gross amount | Euro Medium Term Note Programme
Disclosure of other provisions [line items]
Proceeds from borrowings				3,750
Gross amount | Capitalised development expenditure
Disclosure of other provisions [line items]
Investments in property, plant and equipment and intangible assets				3,116		€ 1,238
Additions other than through business combinations, intangible assets other than goodwill			€ 3,589	€ 3,128

[1]	Refer to Note 3, Scope of consolidation
[2]	Refer to Note 27, Equity for additional information